Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the years ended March 31, 2018, 2017, and 2016:

For the year ended March 31, 2018
	Beginning balance	Provision recorded for current period sales (1)	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(112,071)	$(1,107,353)	$1,102,792	$(116,632)
Rebates and Other	(193,255)	(432,060)	492,094	(133,221)
Total	$(305,326)	$(1,539,413)	$1,594,886	$(249,853)

Current Liabilities
Returns	$(82,494)	$(49,265)	$60,894	$(70,865)
Other (2)	(43,370)	(60,677)	63,079	(40,968)
Total	$(125,864)	$(109,942)	$123,973	$(111,833)

For the year ended March 31, 2017
	Beginning balance	Provision recorded for current period sales (1)	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(126,729)	$(1,153,406)	$1,168,064	$(112,071)
Rebates and Other	(164,670)	(522,791)	494,206	(193,255)
Total	$(291,399)	$(1,676,197)	$1,662,270	$(305,326)

Current Liabilities
Returns	$(93,920)	$(41,871)	$53,297	$(82,494)
Other (2)	(60,428)	(79,372)	96,430	(43,370)
Total	$(154,348)	$(121,243)	$149,727	$(125,864)

For the year ended March 31, 2016
	Beginning balance	Provision recorded for current period sales (1)	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(64,119)	$(1,032,248)	$969,638	$(126,729)
Rebates and Other	(173,228)	(439,654)	448,212	(164,670)
Total	$(237,347)	$(1,471,902)	$1,417,850	$(291,399)

Current Liabilities
Returns	$(109,765)	$(25,228)	$41,073	$(93,920)
Other (2)	(55,317)	(100,570)	95,459	(60,428)
Total	$(165,082)	$(125,798)	$136,532	$(154,348)

(1)	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
(2)	Includes Medicaid, indirect rebates, and amounts due to customers.